Condensed Consolidated Statements of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Revenue
Interest income - notes receivable - Rights to MSRs		$ 14,017,000		$ 27,542,000
Interest income - other		146,000		283,000
Total interest income		14,163,000		27,825,000
Other revenue		669,000		1,664,000
Total revenue		14,832,000		29,489,000
Operating expenses
Compensation and benefits		1,257,000		2,682,000
Organization costs	17,576					273,317	290,893
General and administrative expenses		679,000	38,000	1,625,000	82,000
Total operating expenses	17,576	1,936,000	38,000	4,307,000	82,000	273,317	290,893
Income (loss) from operations	(17,576)	12,896,000	(38,000)	25,182,000	(82,000)	(273,317)	(290,893)
Other expense
Interest expense		6,252,000		12,507,000
Total other expense		6,252,000		12,507,000
INTEREST INCOME						201	201
Income (loss) before income taxes		6,644,000	(38,000)	12,675,000	(82,000)
Income tax expense		72,000		149,000
Net income (loss)	$ (17,576)	$ 6,572,000	$ (38,000)	$ 12,526,000	$ (82,000)	$ (273,116)	$ (290,692)
Earnings (loss) per share
Basic		$ 0.37	$ (1.90)	$ 1.04	$ (4.08)
Diluted		$ 0.37	$ (1.90)	$ 1.04	$ (4.08)
NET LOSS PER SHARE - Basic and Diluted	$ (13.18)					$ (13.66)
Weighted average ordinary shares outstanding
- Basic and Diluted	1,334					20,000
Basic		17,581,593	20,000	12,008,394	20,000
Diluted		17,581,593	20,000	12,008,394	20,000
Dividends declared per share		$ 0.34	$ 0.00	$ 0.94	$ 0.00